CONCENTRATION AND CREDIT RISKS (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2012	Mar. 31, 2012	Dec. 31, 2010
Concentration and Credit Risks [Abstract]
Cash	$ 6,972,155	$ 1,588,061	$ 3,549,644	$ 1,940,527	$ 3,549,644	$ 659,151
Percentage of loan balance,Description	No customer accounted for more than 10% of total loan balance.	No customer accounted for more than 10% of total loan balance.	No customer accounted for more than 10% of total loan balance.